- ORGANIZATION AND DESCRIPTION OF BUSINESS	3 Months Ended
Aug. 31, 2011
- ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 -  ORGANIZATION AND DESCRIPTION OF BUSINESS

Green 4 Media, Inc. (the “Company”) is a Nevada corporation incorporated on June 8, 2011.  It is based in Kamuela, Hawaii, USA.  The accounting and reporting policies of the Company conform to accounting principles generally accepted in the United States of America, and the Company’s fiscal year end is August 31.

The Company is a development stage company that intends to operate as an Eco Marketing and Advertising company offering solutions to clients wishing to stand out of the crowd by showing they care about the environment with the use of natural and sustainable materials in their advertising.To date, the Company’s activities have been limited to its formation and the raising of equity capital.